Stock Based Compensation (Detail) - Stock options outstanding under the 2003 Share Plan (USD $)	3 Months Ended
	Jan. 31, 2013 Range of Exercise Prices $0.07-$0.37 [Member] 2003 Share Plan [Member]	Jan. 31, 2013 Range of Exercise Prices $0.43-$0.70 [Member] 2003 Share Plan [Member]	Jan. 31, 2013 Range of Exercise Prices $0.74-$0.92 [Member] 2003 Share Plan [Member]	Jan. 31, 2013 Range of Exercise Prices $1.04-$1.46 [Member] 2003 Share Plan [Member]	Jan. 31, 2013 Range of Exercise Prices $0.12-$0.37 [Member] 2010 Share Plan [Member]	Jan. 31, 2013 Range of Exercise Prices $0.21-$0.22 [Member] Stock Option Share Plan not Granted under 2003 or 2010 Share Plan [Member]	Jan. 31, 2013 2003 Share Plan [Member]	Oct. 31, 2012 2003 Share Plan [Member]	Jan. 31, 2013 2010 Share Plan [Member]	Oct. 31, 2012 2010 Share Plan [Member]
Options Outstanding, Number	2,070,000	5,384,770	6,199,075	2,255,000	3,000,000	42,500,000	15,908,845	16,350,045	3,000,000	2,820,000
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 262 days	2 years 255 days	3 years 189 days	2 years 357 days	6 years 171 days	9 years 233 days
Options Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 0.15	$ 0.60	$ 0.85	$ 1.10	$ 0.24	$ 0.22	$ 0.71	$ 0.72	$ 0.24	$ 0.25
Options Exercisable, Number	2,010,000	5,384,770	6,199,075	2,255,000	2,000,000	3,055,574	15,848,845		2,000,000
Options Exercisable,Weighted Average Remaining Contractual Life	3 years 251 days	2 years 255 days	3 years 189 days	2 years 357 days	5 years 171 days	9 years 240 days
Options Exercisable,Weighted Average Exercise Price (in Dollars per share)	$ 0.16	$ 0.60	$ 0.85	$ 1.10	$ 0.26	$ 0.22	$ 0.71		$ 0.26